Finance costs (Tables)	12 Months Ended
Dec. 31, 2020
Finance costs
Summary of finance costs

	2020	2019
	£ 000	£ 000
Finance costs
Interest on loans from related parties	(709)	—
Discount unwind on deferred consideration	(19)	(14)
Interest expense on leases-Property	(74)	(46)
Other finance costs	(5)	(6)
Total finance costs	(807)	(66)